Equity Method Investment - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended						12 Months Ended
	Mar. 31, 2016	Jul. 10, 2014	Nov. 30, 2016	Aug. 31, 2016	Mar. 31, 2016	Jul. 31, 2014	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Fox shares, net							$ (136,100)
Company's ownership interest before transaction		53.00%
Company's ownership interest after transaction		41.00%
Gain on deconsolidation of subsidiary						$ 264,300
Investment owned, balance, shares		15,108,718
Gain on equity method investment													$ 0	$ (5,620)	$ 74,490
Equity Method Investment, Amount Sold									5,108,718
Profit Allocation Payment Declared								$ 25,800
FOX
Subsidiary, Sale of Stock [Line Items]
Noncontrolling interest, Repurchase of Subsidiary Shares, Shares	500,000
Noncontrolling Interest, Shares Sold to Subsidiary, Shares	3,000,000			3,500,000
Proceeds from sale of Fox shares, net			$ (71,800)	$ (63,000)	$ (47,700)				$ (136,100)
Non-controlling interest percent	33.00%			23.00%	33.00%					41.00%				14.00%	41.00%	41.00%
Ownership percentage			14.00%
Equity Method Investment, Cash Distributions Declared										$ 13,400	$ 11,600	$ 8,600
Secondary Offering | FOX
Subsidiary, Sale of Stock [Line Items]
Subsidiary stock issued during period shares new issues	2,500,000		3,500,000	4,025,000
Subsidiaries | Secondary Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		5,750,000
Parent Company | Secondary Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		4,466,569
Corporate Joint Venture | Arnold Magnetics
Subsidiary, Sale of Stock [Line Items]
Non-controlling interest percent													50.00%